SUTHERLAND ASBILL & BRENNAN LLP
1275 Pennsylvania Avenue, NW
Washington, DC 20004-2415

MARY E. THORNTON
DIRECT LINE: 202.383.0698
Internet: mary.thornton@sutherland.com

                                                              February 19, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Metropolitan Life Insurance Company and Paragon Separate Account B File No. 333-133671 and 811-07534
     ---------------------------------

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Paragon Separate Account B (the "Account"), transmitted for filing with the Securities and Exchange Commission (the "Commission") under paragraph (b) of Rule 485 under the Securities Act of 1933 is Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 (the "Amendment") for certain flexible premium variable life insurance policies issued through the Account.

The Amendment is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 to delay the effectiveness of a previously filed post-effective amendment. As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would otherwise render it ineligible to become effective pursuant to paragraph (b)

If you have any questions or comments regarding the Amendment, please contact the undersigned at 202/ 383-0698.

Sincerely,


/s/ Mary E. Thornton
-------------------------------------
Mary E. Thornton

Attachment
cc:  Marie Swift, Esq.
     Gina C. Sandonato, Esq.